Vanguard® Mid-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.7%)
	Fastenal Co.	4,067,703	313,783
[1]	Albemarle Corp.	833,520	109,808
			423,591
Consumer Discretionary (13.8%)
*	Copart Inc.	6,139,867	355,621
*	Chipotle Mexican Grill Inc. Class A	97,458	283,288
*	Trade Desk Inc. Class A	3,159,990	276,246
*	Royal Caribbean Cruises Ltd.	1,549,810	215,439
	Tractor Supply Co.	767,861	200,965
*	AutoZone Inc.	61,404	193,524
	Hilton Worldwide Holdings Inc.	895,918	191,108
*	Ulta Beauty Inc.	344,950	180,368
*	Take-Two Interactive Software Inc.	1,211,470	179,891
*	Aptiv plc	1,980,561	157,752
*	ROBLOX Corp. Class A	3,928,526	149,991
	Yum! Brands Inc.	1,010,647	140,126
*	Expedia Group Inc.	928,394	127,886
*	Live Nation Entertainment Inc.	1,146,586	121,274
*	Burlington Stores Inc.	458,180	106,385
	LKQ Corp.	1,891,432	101,021
	Domino's Pizza Inc.	193,876	96,333
	Rollins Inc.	2,063,178	95,463
*	NVR Inc.	10,749	87,067
	Las Vegas Sands Corp.	1,337,756	69,162
*	Carnival Corp.	3,613,321	59,042
	Pool Corp.	130,248	52,555
	Warner Music Group Corp. Class A	898,128	29,656
*	Chewy Inc. Class A	693	11
*,1	Lucid Group Inc.	3,111	9
			3,470,183
Consumer Staples (1.9%)
	Church & Dwight Co. Inc.	1,731,869	180,651
	Brown-Forman Corp. Class B	2,177,077	112,381
	Hershey Co.	534,888	104,036
	Lamb Weston Holdings Inc.	511,546	54,495
	Brown-Forman Corp. Class A	358,458	18,980
	McCormick & Co. Inc. (Non-Voting)	1,707	131
			470,674
Energy (6.6%)
	Hess Corp.	1,964,008	299,786

		Shares	Market Value ($000)
	Cheniere Energy Inc.	1,584,631	255,569
	Diamondback Energy Inc.	1,268,056	251,291
	Devon Energy Corp.	4,549,076	228,273
	Coterra Energy Inc.	5,076,038	141,520
*	First Solar Inc.	720,890	121,686
	Halliburton Co.	2,846,994	112,229
*	Enphase Energy Inc.	915,907	110,806
	Marathon Oil Corp.	2,047,440	58,024
	EQT Corp.	1,564,558	57,998
	Texas Pacific Land Corp.	65,442	37,859
			1,675,041
Financials (7.4%)
*	Coinbase Global Inc. Class A	1,322,137	350,525
	Apollo Global Management Inc.	2,823,354	317,486
	MSCI Inc. Class A	533,772	299,153
	Broadridge Financial Solutions Inc.	837,014	171,471
	Ares Management Corp. Class A	1,186,549	157,787
	LPL Financial Holdings Inc.	528,820	139,714
	FactSet Research Systems Inc.	270,600	122,958
	Tradeweb Markets Inc. Class A	822,908	85,722
	Interactive Brokers Group Inc. Class A	722,075	80,663
	Brown & Brown Inc.	813,167	71,185
*	Markel Group Inc.	44,367	67,503
			1,864,167
Health Care (12.0%)
*	Dexcom Inc.	2,738,667	379,853
*	IQVIA Holdings Inc.	1,289,342	326,062
*	Moderna Inc.	2,450,823	261,160
*	Veeva Systems Inc. Class A	1,030,399	238,733
	ResMed Inc.	1,044,689	206,880
	West Pharmaceutical Services Inc.	520,684	206,040
*	Molina Healthcare Inc.	414,980	170,486
*	Align Technology Inc.	516,663	169,424
*	IDEXX Laboratories Inc.	295,044	159,303
*	Illumina Inc.	1,128,422	154,955
	Agilent Technologies Inc.	1,051,935	153,067
	Cooper Cos. Inc.	1,411,831	143,244
*	Alnylam Pharmaceuticals Inc.	894,645	133,705
*	BioMarin Pharmaceutical Inc.	1,338,105	116,870
	STERIS plc	350,975	78,906
*	Incyte Corp.	1,355,626	77,230
*	Insulet Corp.	247,109	42,354
*	Bio-Rad Laboratories Inc. Class A	71	25
			3,018,297
Industrials (20.8%)
	TransDigm Group Inc.	375,451	462,405
	Cintas Corp.	612,437	420,763
	WW Grainger Inc.	314,516	319,957
	Old Dominion Freight Line Inc.	1,395,302	306,004
	AMETEK Inc.	1,641,986	300,319
	Martin Marietta Materials Inc.	439,247	269,671
	Quanta Services Inc.	1,035,404	268,998
	Vulcan Materials Co.	939,690	256,460
	Verisk Analytics Inc. Class A	1,019,325	240,285
	Equifax Inc.	880,308	235,500
	Xylem Inc.	1,712,768	221,358
*	Fair Isaac Corp.	167,754	209,627

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	152,554	203,094
	Howmet Aerospace Inc.	2,930,497	200,534
*	Corpay Inc.	487,191	150,318
	Veralto Corp.	1,662,797	147,424
*	Waters Corp.	419,991	144,574
*	Teledyne Technologies Inc.	335,016	143,829
	Ingersoll Rand Inc.	1,432,504	136,016
	Rockwell Automation Inc.	406,641	118,467
	JB Hunt Transport Services Inc.	586,023	116,765
	HEICO Corp. Class A	531,062	81,752
	Ball Corp.	1,121,105	75,518
*	Trimble Inc.	882,499	56,798
	HEICO Corp.	293,766	56,109
	TransUnion	687,468	54,860
	Jack Henry & Associates Inc.	258,366	44,886
*,1	Symbotic Inc. Class A	176,120	7,925
*	BILL Holdings Inc.	688	47
			5,250,263
Real Estate (6.6%)
	Welltower Inc.	4,043,848	377,857
	Realty Income Corp.	6,116,513	330,903
*	CoStar Group Inc.	2,901,102	280,247
	Extra Space Storage Inc.	1,500,607	220,589
	SBA Communications Corp. Class A	766,287	166,054
	Invitation Homes Inc.	4,124,733	146,882
	Sun Communities Inc.	883,955	113,659
*	Zillow Group Inc. Class C	548,669	26,764
*	Zillow Group Inc. Class A	136,674	6,541
	Camden Property Trust	360	36
			1,669,532
Technology (23.2%)
	Amphenol Corp. Class A	4,261,291	491,540
*	Super Micro Computer Inc.	349,858	353,367
	Microchip Technology Inc.	3,838,205	344,325
*	Palantir Technologies Inc. Class A	14,249,459	327,880
*	DoorDash Inc. Class A	2,004,739	276,093
*	Gartner Inc.	526,164	250,807
*	Datadog Inc. Class A	1,931,576	238,743
*	ON Semiconductor Corp.	3,034,909	223,218
	Monolithic Power Systems Inc.	324,078	219,537
*	Atlassian Corp. Class A	1,117,939	218,121
	Marvell Technology Inc.	3,070,458	217,634
*	ANSYS Inc.	617,801	214,476
*	HubSpot Inc.	341,907	214,225
*	Cloudflare Inc. Class A	2,013,253	194,943
*	MongoDB Inc. Class A	487,067	174,682
*	Fortinet Inc.	2,317,531	158,311
*	Pinterest Inc. Class A	4,227,431	146,565
*	Tyler Technologies Inc.	300,076	127,535
	Teradyne Inc.	1,086,373	122,575
*	Zscaler Inc.	632,079	121,757
*	GoDaddy Inc. Class A	1,008,911	119,738
*	Okta Inc. Class A	1,122,349	117,420
*	Akamai Technologies Inc.	1,071,589	116,546
*	VeriSign Inc.	609,404	115,488
*	EPAM Systems Inc.	410,659	113,408
*	Zoom Video Communications Inc. Class A	1,646,606	107,639

			Shares	Market Value ($000)
		Vertiv Holdings Co. Class A	1,302,001	106,334
*		Snap Inc. Class A	7,435,951	85,365
		Bentley Systems Inc. Class B	1,613,694	84,267
		Seagate Technology Holdings plc	743,708	69,202
		Skyworks Solutions Inc.	567,018	61,419
*		Twilio Inc. Class A	608,664	37,220
		Paycom Software Inc.	173,158	34,460
*		Unity Software Inc.	941,410	25,136
*		DocuSign Inc. Class A	1,382	82
*		Match Group Inc.	1,844	67
				5,830,125
Telecommunications (2.8%)
		Motorola Solutions Inc.	1,179,501	418,699
*		Arista Networks Inc.	885,090	256,659
*		Liberty Broadband Corp. Class C	412,440	23,604
*		Liberty Broadband Corp. Class A	58,090	3,318
*		Roku Inc. Class A	848	55
				702,335
Utilities (2.9%)
		Constellation Energy Corp.	2,281,366	421,711
		Waste Connections Inc.	1,822,269	313,448
				735,159
Total Common Stocks (Cost $16,739,391)				25,109,367
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund (Cost $55,656)	5.407%	556,693	55,658
Total Investments (99.9%) (Cost $16,795,047)				25,165,025
Other Assets and Liabilities—Net (0.1%)				13,808
Net Assets (100%)				25,178,833
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,549,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,668,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	64	16,987	272
E-mini S&P Mid-Cap 400 Index	June 2024	82	25,235	798
				1,070

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Domino's Pizza Inc.	8/30/24	BANA	12,105	(5.328)	1,302	—
Domino's Pizza Inc.	8/30/24	BANA	12,105	(5.328)	1,303	—
					2,605	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,950,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	25,109,367	—	—	25,109,367
Temporary Cash Investments	55,658	—	—	55,658
Total	25,165,025	—	—	25,165,025

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,070	—	—	1,070
Swap Contracts	—	2,605	—	2,605
Total	1,070	2,605	—	3,675
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.